SCHEDULE OF EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net income	$ (8,403)	$ (20,588)	$ (19,506)	$ (56,759)	$ (111,426)	$ (76,777)	$ (82,980)
Adjusted Net income attribution to stockholders			$ (19,506)	$ (56,759)	$ (111,426)	$ (76,777)
Weighted-average shares of common stock outstanding
Basic and Diluted	43,792,804	43,792,804	43,792,804	43,792,804	43,792,804	42,724,687
Weighted Average Common Shares Outstanding: Diluted	43,792,804	43,792,804	43,792,804	43,792,804
Basic and Diluted	$ (0.0002)	$ (0.0005)	$ (0.0004)	$ (0.0013)	$ (0.0025)	$ (0.0018)
Earnings (loss) per Share: Diluted	$ (0.0002)	$ (0.0005)	$ (0.0004)	$ (0.0013)